Shareholder Report, Holdings (Details) - C000005462	Jun. 30, 2026
Top10HoldingLiberty Live HoldingsBNY-530909308
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Top10HoldingVSEBNY-918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Top10HoldingDyne TherapeuticsBNY-26818M108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Top10HoldingImmunomeBNY-45257U108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Top10HoldingLoar HoldingsBNY-53947R105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Top10HoldingBrightSpring Health ServicesBNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Top10HoldingDianthus TherapeuticsBNY-252828108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Top10HoldingGolar LNGBNY-2367963
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Top10HoldingEsabBNY-29605J106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%